INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 1,490,111	$ 1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(432,463)	(538,890)
Net minimum lease payments receivable	1,057,648	1,416,624
Estimated residual values of leased property (un-guaranteed)	278,152	328,865
Less: unearned income	(318,910)	(435,047)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,016,890	1,310,442
Less: deferred deemed equity contribution	(106,377)	(151,454)
Less: unamortized gains	(7,105)	(15,129)
Total investment in direct financing and sales-type leases	903,408	1,143,859
Current portion	45,148	56,870
Long-term portion	$ 858,260	$ 1,086,989